Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
Mar. 31, 2021
CM Life Sciences, Inc.
Restatement Of Previously Issued Financial Statements [Line Items]
Schedule of previously reported operating expenses, cash flows or cash
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 4, 2020 (audited)
Warrant Liabilities	$—	$43,462,868	$43,462,868
Class A Common Stock Subject to Possible Redemption	423,731,850	(43,462,868)	380,268,982
Class A Common Stock	190	434	624
Additional Paid-in Capital	5,001,390	12,855,371	17,856,761
Accumulated Deficit	(2,681)	(12,855,805)	(12,858,486)
Total Stockholders’ Equity	5,000,006	—	5,000,006

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$48,148,484	$48,148.484
Class A Common Stock Subject to Possible Redemption	423,677,610	(48,148,484)	375,529,126
Class A Common Stock	191	481	672
Additional Paid-in Capital	5,055,629	17,540,941	22,596,570
Accumulated Deficit	(56,923)	(17,541,422)	(17,598,345)
Total Stockholders’ Equity	5,000,004	—	5,000,004

Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$70,322,418	$70,322,418
Class A Common Stock Subject to Possible Redemption	423,542,290	(70,322,420)	353,219,870
Class A Common Stock	192	703	895
Additional Paid-in Capital	5,190,948	39,714,654	44,905,602
Accumulated Deficit	(192,244)	(39,715,355)	(39,907,599)
Total Stockholders’ Equity	5,000,003	2	5,000,005

Period from July 10, 2020 (inception) to September 30, 2020 (unaudited
Change in value of warrant liability	$—	$16,336,651	$16,336,651
Transaction costs	—	1,204,771	1,204,771
Net loss	(56,923)	(17,541,422)	(17,598,345)
Weighted average shares outstanding of Class A redeemable common stock	44,275,000	—	44,275,000
Basic and diluted earnings per share, Class A redeemable common stock	—	—	—
Weighted average shares outstanding of Class B non-redeemable common stock	11,068,750	—	11,068,750
Basic and diluted net loss per share, Class B non-redeemable common stock	(0.01)	(1.58)	(1.59)

Period from July 10, 2020 (inception) to September 30, 2020 (Unaudited)
Change in value of warrant liability	$—	$38,510,584	$38,510,584
Transaction costs	—	1,204,771	1,204,771
Net loss	(192,244)	(39,715,354)	(39,907,599)
Weighted average shares outstanding of Class A redeemable common stock	44,275,000	—	44,275,000
Basic and diluted earnings per share, Class A redeemable common stock	—	—	—
Weighted average shares outstanding of Class B non-redeemable common stock	10,633,062	—	10,633,062
Basic and diluted net loss per share, Class B non-redeemable common stock	(0.02)	(3.73)	(3.75)

Cash Flow Statement for the Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(56,923)	$(17,541,422)	$(17,598,345)
Allocation of initial public offering costs to warrant liability	—	1,204,771	1,204,771
Change in fair value of warrant liability	—	16,336,651	16,336,651
Initial classification of warrant liability	—	31,811,834	31,811,834
Initial classification of common stock subject to possible redemption	423,731,850	(43,462,868)	380,268,982
Change in value of common stock subject to possible redemption	(54,240)	(4,685,617)	(4,739,857)

Cash Flow Statement for the Period from December 31, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(192,244)	$(39,715,355)	$(39,907,599)
Change in fair value of warrant liability	—	38,510,584	38,510,584
Allocation of initial public offering costs to warrant liability	—	1,204,771	1,204,771
Initial classification of warrant liability	—	31,811,834	31,811,834
Initial classification of common stock subject to possible redemption	423,731,850	(43,462,868)	380,268,982
Change in value of common stock subject to possible redemption	(1,539,252)	(25,509,860)	(27,049,112)